Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in the Company’s accumulated other comprehensive loss (AOCI), net of tax, by component for the year ended December 31:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-retirement Benefits	Unrealized Gain on Securities, Net	Other	Accumulated Other Comprehensive Loss
Balance at December 31, 2012	$68,393	$(4,728)	$(1,466)	$(152,475)	$119	$(882)	$(91,039)
Other comprehensive (loss) income before reclassifications (1)	(70,802)	2,844	698	78,182	3,932	1,162	16,016
Amounts reclassified from AOCI	—	—	(192)	22,266	(1,372)	—	20,702
Net current period other comprehensive (loss) income	(70,802)	2,844	506	100,448	2,560	1,162	36,718
Balance at December 31, 2013	$(2,409)	$(1,884)	$(960)	$(52,027)	$2,679	$280	$(54,321)
Other comprehensive (loss) income before reclassifications (1)	(72,469)	481	680	(63,740)	(531)	(24)	(135,603)
Amounts reclassified from AOCI	—	—	(213)	1,760	(2,148)	—	(601)
Net current period other comprehensive (loss) income	(72,469)	481	467	(61,980)	(2,679)	(24)	(136,204)
Balance at December 31, 2014	$(74,878)	$(1,403)	$(493)	$(114,007)	$—	$256	$(190,525)

(1)
Other comprehensive (loss) income before reclassifications within the translation component excludes losses (gains) of $(535) and $1,210 and translation attributable to noncontrolling interests for December 31, 2014 and 2013, respectively.

Reclassification out of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the details about amounts reclassified from AOCI for the year ended December 31:

	2014	2013
	Amount Reclassified from AOCI	Amount Reclassified from AOCI	Affected Line Item in the Statement of Operations
Interest rate hedges (net of tax of $(114) and $(132), respectively)	$(213)	$(192)	Interest expense
Pension and post-retirement benefits:
Net prior service benefit amortization (net of tax of $(146) and $(308), respectively)	(236)	(493)	(1)
Net actuarial losses recognized during the year (net of tax of $1,231 and $5,762, respectively)	1,996	9,130	(1)
Prior service cost recognized during the curtailment (net of tax of $0 and $803, respectively)	—	1,272	(1)
Settlements (net of tax of $0 and $7,799, respectively)	—	12,357	(1)
	1,760	22,266
Unrealized loss on securities (net of tax of $(29) and $(19), respectively)	(2,148)	(1,372)	Investment income
Total reclassifications for the period	$(601)	$20,702
(1) Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 13 to the consolidated financial statements).